FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Liabilities Measured on a Recurring Basis
The following tables set forth the Company’s liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy for the periods ended December 31, 2021 and 2020 (in thousands):

	Fair Value Measurements Using:
	Level 1	Level 2	Level 3	Total
December 31, 2021 (Successor)
Liabilities:
Founders advisory fees payable—related party	$114,276	$—	$251,513	$365,789
LaderaTech contingent earn-out included in other liabilities, non-current	—	—	19,979	19,979

Total liabilities	$114,276	$—	$271,492	$385,768

December 31, 2020 (Predecessor)
Liabilities:
LaderaTech contingent earn-out included in other liabilities, non-current	$—	$—	$19,816	$19,816

Reconciliation of Level 3 Liabilities Measured on a Recurring Basis
A roll forward of Level 3 liabilities measured at fair value on a recurring basis is as follows (in thousands):

	Founders Advisory Fees Payable—Related Party	LaderaTech Contingent Earn-out
Predecessor
Balance, December 31, 2019	$—	$—
Acquired	—	19,816

Balance, December 31, 2020	—	19,816
Settlements	—	(3,000)
Loss on contingent earn-out	—	2,965

Balance, November 8, 2021	$—	$19,781

Successor
Balance, November 9, 2021	$188,204	$19,781
Change in fair value	63,309	—
Loss on contingent earn-out	—	198

Balance, December 31, 2021	$251,513	$19,979

Summary of Estimated Fair Value of Intangible Assets Acquired
The following table presents the estimated fair value assigned to identifiable intangible assets acquired in the Business Combination (in thousands):

	Estimated Fair Value	Estimated Useful Life (in years) (1)
Identifiable Intangible Assets:
Tradenames	$101,000	20
Customer lists	761,000	20
Existing technology and patents	250,000	20

Total estimated fair value of intangible assets acquired	$1,112,000

(1)	Amortization of identifiable intangible assets is performed on a straight-line basis over the applicable useful life.